Employee Benefit Expenses	12 Months Ended
Mar. 31, 2026
Employee Benefit Expenses [Abstract]
EMPLOYEE BENEFIT EXPENSES
21	EMPLOYEE BENEFIT EXPENSES

	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Salary, wages and bonus	1,991	2,996	3,291
Allowance	173	241	236
Severance	100	105	122
Others	31	31	44
	2,295	3,373	3,693